Note 3 - Corporate Information and Group Information - Assets and Liabilities Recognised as a Result of Acquisition (Details) - YoYo Games Limited [member] - USD ($) $ in Thousands	Dec. 31, 2021	Jan. 11, 2021
Statement Line Items [Line Items]
Intangible assets (technology)		$ 331
Property and equipment (equipment)		37
Right-of-use assets (property)		234
Trade receivables		131
Prepayments		8
Cash		481
Lease liabilities		234
Deferred tax liabilities		48
Trade payables		102
Income tax payable		63
Other current liabilities		67
Total identifiable net assets at fair value		708
Goodwill arising on acquisition	$ 7,900	8,792
Cash consideration transferred		$ 9,500